PGIM S&P 500 Buffer 12 ETF - September
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 103.4%
Options Purchased*~ 103.4%
(cost $15,001,359)		$15,636,617

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 103.4% (cost $15,001,359)		15,636,617
Options Written*~ (4.1)%
(premiums received $630,157)		(626,501)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $14,371,202)		15,010,116

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $113,796)(wb)	113,796	113,796

TOTAL INVESTMENTS 100.0% (cost $14,484,998)		15,123,912
Liabilities in excess of other assets (0.0)%		(6,121)

Net Assets 100.0%		$15,117,791

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45		223		22	$15,226,640
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05		223		22	409,977
Total Options Purchased (cost $15,001,359)								$15,636,617
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$732.33		223		22	$(435,724)
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$567.64		223		22	(190,777)
Total Options Written (premiums received $630,157)								$(626,501)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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